PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 2,504	$ 588
Hedging transaction asset	1,192	1,539
Prepaid expenses	13,962	11,820
Other current assets	1,588	3,399
Total prepaid expenses and other current assets	$ 19,246	$ 17,346